                       ----------------------------------

                                   LEND LEASE

                              HYPERION HIGH-YIELD

                                CMBS FUND, INC.

                       ----------------------------------

                               SEMI-ANNUAL REPORT

                                January 31, 2002


[LEND LEASE LOGO]                                               [HYPERION LOGO]

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.

Portfolio of Investments - (Unaudited)                                                  Principal
  January 31, 2002                                 Interest                              Amount                    Value
                                                     Rate             Maturity           (000s)                  (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
Subordinated Collateralized Mortgage
  Obligations - 2.1%
 LB-UBS Commercial Mortgage Trust
   Series 2001-C7, Class K
       (Cost - $2,389,415)...................          5.87%              12/16/33   $        3,300    $                  2,368,781
                                                                                                       ----------------------------
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.9%
 Federal National Mortgage Association
   Fannie Mae................................           4.38              10/15/06           10,725                      10,513,825
   Fannie Mae................................           5.38              11/15/11           15,700                      15,371,273
Total U.S. Government & Agency Obligations
       (Cost - $25,630,313)..................                                                                            25,885,098
                                                                                                       ----------------------------
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 73.0%
 Bear Stearns Commercial Mortgage Securities
   Series 1999-C1, Class F...................           5.64              02/14/31            4,001                       2,817,545
   Series 1999-C1, Class G...................           5.64              02/14/31            2,390                       1,645,005
   Series 1999-C1, Class H...................           5.64              02/14/31            1,793                       1,108,977
   Series 1999-C1, Class I...................           5.64              02/14/31            9,560                       4,988,192
   Series 1999-C1, Class J...................           5.64              02/14/31            2,390                         377,430
   Series 1999-C1, Class K...................           5.64              02/14/31            4,780                         269,977
                                                                                                       ----------------------------
                                                                                                                         11,207,126
                                                                                                       ----------------------------
 Chase Commercial Mortgage Securities Corp.
   Series 2000-2, Class G....................           6.65              07/15/10            3,756                       3,055,540
   Series 2000-2, Class I*...................           6.65              07/15/10            5,541                       3,901,964
   Series 2000-2, Class J*...................           6.65              07/15/10            7,387                       4,371,418
                                                                                                       ----------------------------
                                                                                                                         11,328,922
                                                                                                       ----------------------------
 First Union National Bank Commercial
  Mortgage Series 2001-C2, Class K*..........           6.46              01/15/43            1,499                       1,183,615
 GE Capital Commercial Mortgage Corp.
   Series 2000-1, Class G....................           6.13              01/15/33           16,718                      12,787,891
 GMAC Commercial Mortgage Securities Inc.
   Series 2000-C2, Class E...................           8.49              08/16/33            5,000                       5,478,125
 GS Mortgage Securities Corp. II
   Series 1998-GLII, Class F.................           6.97              04/13/31            3,000                       2,319,819
 Heller Financial Commercial Mortgage Asset
   Series 2000-PH1, Class G*.................           6.75              09/15/11            8,750                       7,163,083
 JP Morgan Commercial Mortgage Finance Corp.
   Series 1999-C7, Class I...................           6.00              10/15/35            7,000                       5,560,037
   Series 1999-C8, Class H...................           6.00              07/15/31            3,500                       2,594,011
                                                                                                       ----------------------------
                                                                                                                          8,154,048
                                                                                                       ----------------------------
 LB-UBS Commercial Mortgage Trust
   Series 2001-C7, Class J...................           5.87              12/16/33            3,662                       2,709,239
   Series 2001-C7, Class L...................           5.87              11/11/33            3,299                       2,172,692
   Series 2000-C5, Class J...................           6.22              12/15/32            2,486                       1,866,257
                                                                                                       ----------------------------
                                                                                                                          6,748,188
                                                                                                       ----------------------------

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.

Portfolio of Investments - (Unaudited)                                                  Principal
  January 31, 2002                                 Interest                              Amount                    Value
                                                     Rate             Maturity           (000s)                  (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
 Morgan Stanley Cap I Inc.
   Series 1998-WF2, Class G*.................           6.34              01/15/13            5,000    $                  3,581,270
 Mortgage Capital Funding, Inc.
   Series 1996-MC1, Class G..................           7.15              06/15/06            2,900                       2,690,588
 Nationslink Funding Corp.
   Series 1998-2, Class F....................           7.11              01/20/13            5,625                       4,596,993
   Series 1996-1, Class F....................           7.35              02/20/06            2,686                       2,577,003
                                                                                                       ----------------------------
                                                                                                                          7,173,996
                                                                                                       ----------------------------
 PNC Mortgage Acceptance Corp.
   Series 2001-C1, Class H...................           5.91              03/12/34            1,875                       1,407,112
   Series 2001-C1, Class J...................           5.91              03/12/34            1,875                       1,374,621
                                                                                                       ----------------------------
                                                                                                                          2,781,733
                                                                                                       ----------------------------
Total Commercial Mortgage Backed Securities
       (Cost -- $82,811,528).................                                                                            82,598,404
                                                                                                       ----------------------------
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.3%
Dated 01/31/02, with State Street
  Corporation; proceeds: $1,441,040;
  collateralized by $1,515,000 U.S. Treasury
  Bond; 5.25%, due 02/15/29, value:
  $1,471,279
       (Cost -- $1,441,000)..................           1.25              02/01/02            1,441                       1,441,000
                                                                                                       ----------------------------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.3%
       (Cost -- $112,272,256)................                                                                           112,293,283
Other Assets in Excess of Liabilities - 0.7%.                                                                               801,313
                                                                                                       ----------------------------
NET ASSETS - 100.0%..........................                                                          $                113,094,596
                                                                                                       ============================
-----------------------------------------------------------------------------------------------------------------------------------


* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
---------------
See notes to financial statements.

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Statement of Assets and Liabilities - (Unaudited)
January 31, 2002


Assets:
Investments, at value (cost $110,831,256) (Note
2)..............................................    $               112,293,283
Interest receivable.............................                        885,065
Prepaid expenses and other assets...............                         15,243
Cash............................................                            719
                                                    ---------------------------
   Total assets.................................                    113,194,310
                                                    ---------------------------
Liabilities:
Investment advisory fee payable.................                         57,600
Administration fee payable......................                         22,583
Other accrued expenses..........................                         19,531
                                                    ---------------------------
   Total liabilities............................                         99,714
                                                    ---------------------------
Net Assets (equivalent to $10.45 per share based
on 10,818,974 shares issued and outstanding)....    $               113,094,596
                                                    ===========================
Composition of Net Assets:
Capital stock, at par ($.001) (Note 5)..........    $                    10,816
Additional paid-in capital (Note 5).............                    112,924,103
Undistributed net investment loss...............                       (710,410)
Accumulated net realized gains..................                        849,061
Net unrealized appreciation.....................                         21,026
                                                    ---------------------------
Net assets applicable to capital stock
outstanding.....................................    $               113,094,596
                                                    ===========================

---------------
See notes to financial statements.

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Statement of Operations - (Unaudited)
For the Six Months Ended January 31, 2002


Investment Income (Note 2):
Interest........................................    $                 4,788,640
                                                    ---------------------------
Expenses:
Investment advisory fees (Note 3)...............                        283,601
Administration fees (Note 3)....................                         85,080
Custodian.......................................                         21,517
Audit and tax service fees......................                         14,036
Transfer agency.................................                          8,059
Director's fees.................................                          5,927
Legal fees......................................                         17,048
Miscellaneous...................................                         16,133
                                                    ---------------------------
   Total operating expenses.....................                        451,401
Less expenses waived by the investment adviser
(Note 3)........................................                        (26,000)
                                                    ---------------------------
Net expenses....................................                        425,401
                                                    ---------------------------
Net investment income...........................                      4,363,239
                                                    ---------------------------
Realized and Unrealized Gains on Investments
(Note 2):
Net realized gains on investments and swap
contracts.......................................                      1,101,466
Net change in unrealized appreciation/
depreciation on investments.....................                     (3,130,167)
                                                    ---------------------------
Net realized and unrealized loss on investments.                     (2,028,701)
                                                    ---------------------------
Net increase in net assets resulting from
operations......................................    $                 2,334,538
                                                    ===========================


---------------
See notes to financial statements.

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Statement of Changes in Net Assets

                                                             For the Six Months
                                                                    Ended                For the Year            For the Period
                                                              January 31, 2002               Ended                    Ended
                                                                 (Unaudited)             July 31, 2001            July 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting from Operations:
 Net investment income .................................    $           4,363,239    $           5,328,562    $             739,008
 Net realized gain on investments ......................                1,101,466                  588,282                   45,672
 Net change in unrealized appreciation/depreciation on
   investment transactions..............................               (3,130,167)               3,072,825                   78,368
                                                            ---------------------    ---------------------    ---------------------
 Net increase in net assets resulting from operations ..                2,334,538                8,989,669                  863,048
                                                            ---------------------    ---------------------    ---------------------
Dividends to Shareholders (Note 2)
 Net investment income .................................               (4,164,766)              (6,311,704)                (685,801)
 Net realized gains ....................................                       --                 (886,359)                      --
                                                            ---------------------    ---------------------    ---------------------
 Total dividends .......................................               (4,164,766)              (7,198,063)                (685,801)
                                                            ---------------------    ---------------------    ---------------------
Capital Stock Transactions (Note 5)
 Net proceeds from sales of shares .....................                       --               51,000,000               49,840,250
 Issued to shareholders in reinvestment of
   distributions........................................                4,154,959                7,723,818                  115,892
 Net increase from capital shares transactions .........                4,154,959               58,723,818               49,956,142
                                                            ---------------------    ---------------------    ---------------------
Total increase in net assets............................                2,324,731               60,515,424               50,133,389
Net Assets:
 Beginning of period ...................................              110,769,865               50,254,441                  121,052
                                                            ---------------------    ---------------------    ---------------------
 End of period (including undistributed net investment
   income (loss) of $(710,410), $(908,883) and $74,259,
   respectively)........................................    $         113,094,596    $         110,769,865    $          50,254,441
                                                            =====================    =====================    =====================

---------------
See notes to financial statements.

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Financial Highlights

                                                                     For the Six Months
                                                                            Ended              For the Year         For the Period
                                                                       January 31, 2002            Ended                Ended
                                                                         (Unaudited)           July 31, 2001        July 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period...........................    $            10.64      $          10.18    $        10.00
                                                                    -----------------      ----------------     -------------
Net investment income..........................................                  0.84                  0.72              2.83
Net realized and unrealized gains on investments...............                 (0.21)                 0.69              0.03
                                                                    -----------------      ----------------     -------------
Net increase in net asset value resulting from operations......                  0.64                  1.41              2.86
                                                                    -----------------      ----------------     -------------
Dividends from net investment income...........................                 (0.82)                (0.82)            (2.68)
Dividends from net realized gains..............................                  0.00                 (0.13)               --
                                                                    -----------------      ----------------     -------------
Total dividends................................................                 (0.82)                (0.95)            (2.68)
                                                                    -----------------      ----------------     -------------
Net asset value, end of period.................................    $            10.45      $          10.64    $        10.18
                                                                    =================      ================     =============
Total Investment Return........................................                  4.03% (1)            14.22%            10.36% (1)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period ($000s)..............................    $          113,095   $           110,770    $       50,254
Operating expenses.............................................                  0.79% (2)             0.88%             0.79% (2)
Net expenses...................................................                  0.75% (2)             0.75%             0.69% (2)
Net investment income..........................................                  7.68% (2)             7.84%             5.94% (2)
Portfolio turnover rate........................................                    36% (1)               41%               26% (1)



---------------
(1) Not annualized.
(2) Annualized.
---------------
See notes to financial statements.

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Notes to Financial Statements
January 31, 2002 (Unaudited)

1. The Fund

The Lend Lease Hyperion High-Yield CMBS Fund, Inc. (the "Fund"), which was incorporated under the laws of the State of Maryland on September 12, 1995, is registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified closed-end management investment company. The Fund expects to distribute in cash all of its net assets on or prior to December 31, 2002, and immediately thereafter to terminate, unless extended by the shareholders.

The Fund's investment objective is to provide a high total return by investing in securities backed by real estate mortgages. No assurance can be given that the Fund's investment objective will be achieved.

2. Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: A determination of value used in calculating net asset value must be a fair value determination made in good faith by or on behalf of the Fund's Board of Directors in accordance with procedures established by such Board. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on certain securities are accreted and amortized using the effective yield to maturity method.

Income Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions to Shareholders: Dividends from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements: The Fund invests in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Lend Lease Hyperion Capital Advisors, L.L.C. (the "Adviser") is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap agreements: The Fund may enter into interest rate swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to effectively fix the rate of interest that it pays on one or more borrowings or series of borrowings or to manage the effective maturity or interest rate sensitivity of its portfolio. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Notes to Financial Statements
January 31, 2002 (Unaudited)

payments with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest expense. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates.

As of January 31, 2002, the Fund did not hold swap agreements.

3. Investment Advisory Agreements and Affiliated Transactions

The Fund has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.50% of the Fund's average weekly net assets. During the six months ended January 31, 2002, the Adviser earned $283,601 in investment advisory fees, of which the Adviser has waived $81,338 of its fee.

The Adviser has agreed to either waive or reimburse the ongoing expenses of the Fund to the extent that such expenses exceed .75% of average daily net assets per annum.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Corp. (the "Sub-Administrator"), an affiliate of the Fund's Custodian. The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.15% of the Fund's average weekly net assets. During the six months ended January 31, 2002, the Administrator earned $85,080 in Administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Adviser, Administrator and Sub-Administrator.

4. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended January 31, 2002, were $20,767,010 and $22,603,364 respectively. Purchases and sales of U.S. Government securities, for the six months ended January 31, 2002 were $25,630,313 and $11,400,000, respectively. For purposes of this note, U.S. Government securities include securities issued by the U. S. Treasury.

At January 31, 2002, the cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:


                 Aggregate cost                         $   112,137,736
                                                         ==============
                 Gross unrealized appreciation          $     1,595,716
                 Gross unrealized depreciation          $    (1,440,167)
                                                         --------------
                 Net unrealized appreciation            $       155,549
                                                         ==============


5. Capital Stock

There are 100 million shares of $0.001 par value common stock authorized. Of the 10,818,974 shares outstanding at January 31, 2002, the Adviser owned 11,438 shares.

6. Subsequent Events

Hyperion Capital Management:

Member of the current management of the Advisor are in discussions with the current equity owners of the Advisor to purchase the entire equity of the Advisor. At a meeting held on January 16, 2002, the Directors of the Fund approved a new investment advisory agreement with the Advisor, which would take effect upon completion of the proposed transaction. The new agreement is substantially identical to the current agreement and is subject to approval by the Fund's shareholders.

Officers and Directors


Boyd Johnson
President

Clifford E. Lai
Director and Chairman of the Board

Leo M. Walsh, Jr.*
Director

Harald R. Hansen*
Director

Larry L. Hicks
Senior Vice President

Thomas F. Doodian
Treasurer and Assistant Secretary

Joseph Tropeano
Secretary and Assistant Treasurer



* Audit Committee Members


     [HYPERION LOGO]


The accompanying financial
statements as of
January 31, 2002 were not
audited and, accordingly, no
opinion is expressed on them.

This Report is for
shareholder information. This
is not a prospectus intended
for use in the purchase or
sale of Trust Shares.

 Lend Lease Hyperion High-Yield
         CMBS Fund, Inc.
        One Liberty Plaza
    165 Broadway, 36th Floor
     New York, NY 10006-1404